Financial income (expense), net - Schedule of other financial results (Parenthetical) (Detail) - USD ($) $ in Thousands		12 Months Ended
	May 29, 2023	Dec. 31, 2023	Dec. 31, 2022
Other Financial Results [Abstract]
Loss for negotiable obligations	$ 819	$ 819	$ 2,515